Equity - Employee Equity Awards, Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Equity [Abstract]
Outstanding at beginning of year, Number | shares	776,579
Granted, Number | shares	8,024
Exercised, Number | shares	(294,725)
Forfeited or expired, Number | shares	(13,749)
Outstanding at end of year, Number | shares	476,129
Exercisable at end of year, Number | shares	370,538
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 12.83
Granted, Weighted average exercise price | $ / shares	32.87
Exercised, Weighted average exercise price | $ / shares	11.98
Forfeited or expired, Weighted average exercise price | $ / shares	14.35
Outstanding at end of year, Weighted average exercise price | $ / shares	13.65
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 12.33
Outstanding at end of year, Weighted average remaining contractual term	3 years 29 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 8 months 26 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 17,421
Exercisable at end of year, Aggregate intrinsic value | $	$ 14,046